TRADE ACCOUNTS RECEIVABLE - Rollforward of expected credit losses (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Rollforward of the expected credit losses
Opening balance	R$ (21,109)	R$ (34,763)
Additions	(10,464)	(5,228)
Reversals	177	3,576
Write-offs	1,536	12,355
Exchange rate variation	(67)	(2,951)
Closing balance	R$ (29,793)	R$ (21,109)